Eagle Point Institutional Income Fund

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In October 2024, Eagle Point Institutional Income Fund (the “Registrant”) issued 8.125% Series A Term Preferred Stock due 2029 (“Series A Term Preferred Stock”).  A description of the terms of the Series A Term Preferred Stock is included under the headings “Description of the Series A Term Preferred Stock” and “Additional U.S. Federal Income Tax Matters” in the Registrant’s prospectus dated October 8, 2024 and filed with the Securities and Exchange Commission on October 11, 2024 (SEC Accession No. 0001104659-24-107826), which description is incorporated by reference herein.